EQUITY (Narrative) (Details) $ / shares in Units, $ / shares in Units, ₪ in Thousands, $ in Thousands					1 Months Ended						12 Months Ended
	Mar. 14, 2022 CAD ($) $ / shares shares	Mar. 14, 2022 ILS (₪)	May 10, 2021 CAD ($) Shares shares	May 10, 2021 USD ($) Shares $ / shares	Feb. 28, 2023 CAD ($) shares	Feb. 28, 2023 USD ($) $ / shares shares	Aug. 19, 2022 CAD ($) shares	Aug. 19, 2022 USD ($) shares	Mar. 28, 2022 CAD ($) $ / shares shares	Mar. 28, 2022 ILS (₪)	Dec. 31, 2023 CAD ($) Shares $ / shares shares	Dec. 31, 2023 CAD ($) Shares $ / shares shares	Dec. 31, 2022 CAD ($) Shares $ / shares shares	Dec. 31, 2022 USD ($) Shares	Dec. 31, 2021 CAD ($)		Mar. 28, 2022 $ / shares shares	Mar. 14, 2022 $ / shares shares	May 10, 2021 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						1,159,999					13,394,136	13,394,136	7,569,526
Proceeds from issuing shares											$ 1,688,000		$ 3,756,000		$ 28,131,000
Exercise price of warrants issued per common share | $ / shares				$ 7.2
Transaction costs incurred for common share issuance											178,000		178,000		3,800,000
Proceeds from exercise of warrants and compensation options											$ 0		$ 0		3,682,000
Weighted average value of each option grant | $ / shares											$ 1.1		$ 10.85
Number of share options exercised | Shares											0		22,705	22,705
Exercise price of compensation option | $ / shares											$ 0		$ 16
Number of share options granted | Shares											3,000		32,503	32,503
Share-based compensation											$ 225,000		$ 2,637,000		5,422,000	[1]
Number of compensation warrants to acquired | shares											18,261	18,261
Warrant price per share | (per share)											$ 84.2	$ 66.1
Private Placement [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares							599,999	599,999
Proceeds from issuing shares													$ 3,756,000	$ 3,000
Transaction costs incurred for common share issuance							$ 178,000
Gross proceeds from issuance of units							$ 6,500,000	$ 5,000
Pharm Yarok [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	52,370																	52,370
Par value per share | $ / shares	$ 26.16
Proceeds from issuing shares	$ 1,370,000
Vironna pharmacy [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	48,536																	48,536
Par value per share | (per share)	$ 28.09																	$ 22.09
Proceeds from issuing shares	$ 1,360,000	₪ 3,500
Oranim Pharm [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares									25,100								25,100
Par value per share | (per share)									$ 25.1								$ 19.74
Proceeds from issuing shares									$ 600,000	₪ 1,536
Overnight Marketed Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares			608,696
Par value per share | $ / shares																			$ 57.5
Proceeds from issuing shares			$ 42,000,000	$ 35,000
Number of warrants issued for common shares | Shares			45,652	45,652
Expenses for share based compensation			$ 800,000
Number of share options granted | Shares			91,304	91,304
Life Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						2,828,248
Par value per share | $ / shares						$ 1.25
Proceeds from issuing shares					$ 4,792,000	$ 3,535
Exercise price of warrants issued per common share | $ / shares						$ 1.5
Term of warrants					36 months	36 months
Number Of Shared Subscribed | shares					131,700	131,700
Value Of Shared Subscribed					$ 224,000	$ 165
Concurrent Offering [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares						2,317,171
Par value per share | $ / shares						$ 1.25
Proceeds from issuing shares					$ 3,926,000	$ 2,896
2021 Warrant [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of warrants issued for common shares | Shares			304,348	304,348
Exercise price of warrants issued per common share | $ / shares				$ 7.2
Number of common shares called by warrants | shares			304,348
Term of warrants			5 years	5 years
Gross proceeds from warrants recorded as Share capital and premium			$ 30,670,000
Warrant liability			11,832,000
Transaction costs incurred for common share issuance			3,800,000
Number of warrants outstanding | Shares											6,063,960	6,063,960	304,348
Fair value of warrants											$ 38,000	$ 38,000	$ 8,000
(Gain) loss on revaluation											6,955,000		6,014,000		5,810,000
2021 Warrant [Member] | Listed Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance			1,296,000
2021 Warrant [Member] | Share Capital [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs incurred for common share issuance			$ 2,539,000
2018 Share Incentive Plan" (the "2018 Plan") [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation											$ 225,000		2,637,000		5,422,000
Number of shares available for future grants | shares											746,352
Weighted average fair value of each option grant											$ 28.2	$ 28.2	$ 31.9		$ 41.6
Weighted average remaining contractual life for the share options outstanding											3 years 9 months 3 days		4 years 3 months 25 days	4 years 3 months 25 days
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest on the first anniversary of the applicable vesting commencement date [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest											33.30%
2018 Share Incentive Plan" (the "2018 Plan") [Member] | Vest in eight equal installments upon the lapse of each three-month period thereafter [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards vest											66.70%

[1]	Reclassified in respect of discontinued operations - see Note 25.